Credit Facilities, Long-Term Debt and Lease Liabilities - Non-Recourse Debt (Details) - Non-recourse Pingston Power Inc Bond - CAD ($) $ in Millions	Sep. 14, 2023	May 08, 2023
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 39	$ 46
Interest	614.50%